BP Capital TwinLine Energy Fund (“Energy Fund”)

Supplement dated July 31, 2014 to the Summary Prospectus
dated December 31, 2013

Effective immediately, the portfolio manager table in the section titled, “Management” for the Energy Fund on page 6 of the Summary Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
David Meaney	Portfolio Manager	Inception, 2013
Brian Bradshaw	Portfolio Manager	Inception, 2013
Mark Laskin	Portfolio Manager	Inception, 2013
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Mark Easterbrook	Portfolio Manager	April 2014

Please retain this Supplement with the Summary Prospectus.

BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated July 31, 2014 to the Summary Prospectus
dated December 31, 2013

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 6 of the Summary Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Mark Easterbrook	Portfolio Manager	April 2014

Please retain this Supplement with the Summary Prospectus.

BP Capital TwinLine Energy Fund (“Energy Fund”)
BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated July 31, 2014 to the Prospectus dated December 31, 2013, as supplemented January 9, 2014

Effective immediately, the portfolio manager table in the section titled, “Management” for the Energy Fund on page 6 of the Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
David Meaney	Portfolio Manager	Inception, 2013
Brian Bradshaw	Portfolio Manager	Inception, 2013
Mark Laskin	Portfolio Manager	Inception, 2013
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Mark Easterbrook	Portfolio Manager	April 2014

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 15 of the Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Mark Easterbrook	Portfolio Manager	April 2014

Effective immediately, the following paragraphs are added to the section titled, “Portfolio Managers” on page 33 of the Prospectus under the subheading titled, “BP Capital TwinLine Energy Fund”:

Toby Loftin is the managing member of the Advisor and the portfolio manager of the Fund.  Mr. Loftin joined BP Capital LP in 2010, serves as a member of the BP Capital LP Investment Committee, and has managed the midstream/MLP assets.  Before joining the Advisor, Mr. Loftin was a partner of Steelpath Fund Advisors and Steelpath Capital Management (formerly Alerian) (2009-2010).  He also served as Director of Institutional Equity Research Sales with Royal Bank of Canada Capital Markets from 2003-2009.  He earned a Bachelor of Science degree from the U.S. Air Force Academy (1995) and a Master of Science-Finance from University of Texas at San Antonio (1999).

Mark Easterbrook, CFA, Portfolio Manager, joined BP Capital Fund Advisors in April 2014, where he serves as a member of the Investment Committee and co-manages the BP Capital TwinLine™ MLP Fund and the BP Capital TwinLine™ Energy Fund. Prior to joining the Advisor, Mr. Easterbrook served as Director of Research and Senior Vice President at Westwood Holdings Group (NYSE: WHG, where he was a Portfolio Manager of the MLP Infrastructure Renewal Fund. He also served as Managing Director with Royal Bank of Canada Capital Markets, where he was responsible for the research coverage of the MLP sector. While there he was awarded in the Wall Street Journal's All-Star Analyst Survey for stock selection three times (1998, 2000, 2004). Mr. Easterbrook started his career on Wall Street as a research associate with Dillon, Read & Co. (now UBS) He earned a B.A. in economics and history from Emory University and is a Chartered Financial Analyst (CFA). Mr. Easterbrook was previously on the board of directors for the National Association of Publicly Traded Partnerships (NAPTP).

Effective immediately, the following paragraph is added to the section titled, “Portfolio Managers” on page 33 of the Prospectus under the subheading titled, “BP Capital TwinLine MLP Fund”:

Mark Easterbrook, CFA, Portfolio Manager, joined BP Capital Fund Advisors in April 2014, where he serves as a member of the Investment Committee and co-manages the BP Capital TwinLine™ MLP Fund and the BP Capital TwinLine™ Energy Fund. Prior to joining the Advisor, Mr. Easterbrook served as Director of Research and Senior Vice President at Westwood Holdings Group (NYSE: WHG, where he was a Portfolio Manager of the MLP Infrastructure Renewal Fund. He also served as Managing Director with Royal Bank of Canada Capital Markets, where he was responsible for the research coverage of the MLP sector. While there he was awarded in the Wall Street Journal's All-Star Analyst Survey for stock selection three times (1998, 2000, 2004). Mr. Easterbrook started his career on Wall Street as a research associate with Dillon, Read & Co. (now UBS) He earned a B.A. in economics and history from Emory University and is a Chartered Financial Analyst (CFA). Mr. Easterbrook was previously on the board of directors for the National Association of Publicly Traded Partnerships (NAPTP).

Please retain this Supplement with the Prospectus.

BP Capital TwinLine Energy Fund
BP Capital TwinLine MLP Fund

Supplement dated July 31, 2014 to the Statement of Additional Information (“SAI”)
dated December 31, 2013

Effective immediately, the following portfolio manager table is added in the section titled, “Management” under the subheadings titled, “The BP Energy Fund” and “The MLP Fund” on pages B-43 and B-44, respectively of the SAI:

The following provides information regarding other accounts managed by Mr. Easterbrook as of June 30, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$63 million	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	None	None	None	None

Effective immediately, the portfolio manager ownership table in the section titled, “Management” on page B-44 of the SAI is replaced with the following:

Ownership of the Funds by the Portfolio Managers.  The following chart sets forth the dollar range of Fund shares owned by each portfolio manager in each Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned of the BP Energy Fund	Dollar Range of Fund Shares Owned of the BP MLP Fund
Brian Bradshaw	None	None
David Meaney	None	None
Mark Laskin	None	None
Toby Loftin	None	None
Mark Easterbrook*	$10,001 - $50,000	$10,001 - $50,000
* as of June 30, 2014

Please retain this Supplement with the SAI.